Operating Segments - Schedule of Segment Reporting Information (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Segment Reporting Information [Line Items]
Revenue from external customers		$ 385,423	$ 364,543	$ 1,157,977	$ 1,110,452
Interest revenue		10,987	1,445	28,620	2,117
Intersegment Revenue	[1]	0	0	0	0
Revenue		396,410	365,988	1,186,597	1,112,569
Adjusted EBITDA		116,076	95,470	336,922	302,390
Merchant Solutions
Segment Reporting Information [Line Items]
Revenue from external customers		213,106	202,949	642,001	603,468
Interest revenue		449	47	1,214	77
Intersegment Revenue	[1]	3,292	737	7,851	5,303
Revenue		216,847	203,733	651,066	608,848
Adjusted EBITDA		57,467	45,631	165,572	149,282
Digital Wallets
Segment Reporting Information [Line Items]
Revenue from external customers		172,317	161,594	515,976	506,984
Interest revenue		10,538	1,398	27,406	2,040
Intersegment Revenue	[1]	0	0	0	0
Revenue		182,855	162,992	543,382	509,024
Adjusted EBITDA		79,930	68,142	236,350	212,286
Corporate
Segment Reporting Information [Line Items]
Revenue from external customers	[2]	0	0	0	0
Interest revenue	[2]	0	0	0	0
Intersegment Revenue	[1],[2]	0	0	0	0
Revenue	[2]	0	0	0	0
Adjusted EBITDA	[2]	(21,321)	(18,303)	(65,000)	(59,178)
Intersegment
Segment Reporting Information [Line Items]
Revenue from external customers		0	0	0	0
Interest revenue		0	0	0	0
Intersegment Revenue	[1]	(3,292)	(737)	(7,851)	(5,303)
Revenue		$ (3,292)	(737)	$ (7,851)	(5,303)
Adjusted EBITDA			$ 0		$ 0

[1]	Intersegment revenue and related eliminations are primarily for processing of credit card transactions between segments.
[2]	Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company.